(Loss) Earnings Per Share - Schedule of Basic and Diluted (Loss) Earnings Per Share (Details)	12 Months Ended
	Jun. 30, 2025 CNY (¥) ¥ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 CNY (¥) ¥ / shares shares	Jun. 30, 2023 CNY (¥) ¥ / shares shares
Schedule of Basic and Diluted (Loss) Earnings Per Share [Abstract]
Net (Loss) Income (in Dollars and Yuan Renminbi)	¥ (62,019,599)	$ (8,657,602)	¥ 13,251,753	¥ (43,098,780)
Weighted average number of ordinary share outstanding
Basic	31,986,420	31,986,420	30,367,806	26,710,005
Diluted	31,986,420	31,986,420	30,367,806	26,710,005
(Loss) earnings per share
Basic (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (1.94)	$ (0.27)	¥ 0.44	¥ (1.61)
Diluted (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (1.94)	$ (0.27)	¥ 0.44	¥ (1.61)